Schedule of Selected Financial Information, by Segment (Parenthetical) (Detail) (Financial Services Operations, USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Financial Services Operations
Segment Reporting Information [Line Items]
Interest revenues	$ 254	$ 285	$ 270